World Omni Auto Receivables Trust 2013-A	Exhibit 99.1
Monthly Servicer Certificate
February 28, 2014

Dates Covered
Collections Period	02/01/14 - 02/28/14
Interest Accrual Period	02/18/14 - 03/16/14
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/17/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/14	655,988,024.19	41,109
Yield Supplement Overcollateralization Amount at 01/31/14	9,952,533.13	0
Receivables Balance at 01/31/14	665,940,557.32	41,109
Principal Payments	26,020,767.15	1,249
Defaulted Receivables	908,125.53	43
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/14	9,432,636.60	0
Pool Balance at 02/28/14	629,579,028.04	39,817

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,556,049.13	54,027

Delinquent Receivables:
Past Due 31-60 days	6,685,277.20	532
Past Due 61-90 days	1,778,351.05	123
Past Due 91 + days	377,879.59	23
Total	8,841,507.84	678

Total 31+ Delinquent as % Ending Pool Balance	1.40%

Recoveries	756,891.84

Aggregate Net Losses/(Gains) - February 2014	151,233.69

Overcollateralization Target Amount	28,331,056.26
Actual Overcollateralization	28,331,056.26

Weighted Average APR	3.70%
Weighted Average APR, Yield Adjusted	4.54%
Weighted Average Remaining Term	50.70

Flow of Funds	$ Amount

Collections	28,765,964.35
Advances	(29,154.56)
Investment Earnings on Cash Accounts	667.10
Servicing Fee	(554,950.46)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	28,182,526.43

Distributions of Available Funds
(1) Class A Interest	299,750.78
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	17,851.18
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	25,220,591.32
(7) Distribution to Certificateholders	2,644,333.15
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	28,182,526.43

Servicing Fee	554,950.46
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,934,000.00
Original Class B	18,957,000.00

Total Class A & B
Note Balance @ 02/18/14	626,468,563.10
Principal Paid	25,220,591.32
Note Balance @ 03/17/14	601,247,971.78

Class A-1
Note Balance @ 02/18/14	0.00
Principal Paid	0.00
Note Balance @ 03/17/14	0.00
Note Factor @ 03/17/14	0.0000000%

Class A-2
Note Balance @ 02/18/14	242,577,563.10
Principal Paid	25,220,591.32
Note Balance @ 03/17/14	217,356,971.78
Note Factor @ 03/17/14	79.0388988%

Class A-3
Note Balance @ 02/18/14	270,000,000.00
Principal Paid	0.00
Note Balance @ 03/17/14	270,000,000.00
Note Factor @ 03/17/14	100.0000000%

Class A-4
Note Balance @ 02/18/14	94,934,000.00
Principal Paid	0.00
Note Balance @ 03/17/14	94,934,000.00
Note Factor @ 03/17/14	100.0000000%

Class B
Note Balance @ 02/18/14	18,957,000.00
Principal Paid	0.00
Note Balance @ 03/17/14	18,957,000.00
Note Factor @ 03/17/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	317,601.96
Total Principal Paid	25,220,591.32
Total Paid	25,538,193.28

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	86,923.63
Principal Paid	25,220,591.32
Total Paid to A-2 Holders	25,307,514.95

Class A-3
Coupon	0.64000%
Interest Paid	144,000.00
Principal Paid	0.00
Total Paid to A-3 Holders	144,000.00

Class A-4
Coupon	0.87000%
Interest Paid	68,827.15
Principal Paid	0.00
Total Paid to A-4 Holders	68,827.15

Class B
Coupon	1.13000%
Interest Paid	17,851.18
Principal Paid	0.00
Total Paid to B Holders	17,851.18

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3513720
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.9022485
Total Distribution Amount	28.2536205

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.3160859
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	91.7112412
Total A-2 Distribution Amount	92.0273271

A-3 Interest Distribution Amount	0.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.5333333

A-4 Interest Distribution Amount	0.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7250000

B Interest Distribution Amount	0.9416669
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.9416669

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 01/31/14	108,156.42
Balance as of 02/28/14	79,001.86
Change	(29,154.56)

Reserve Account
Balance as of 02/18/14	2,311,742.39
Investment Earnings	53.20
Investment Earnings Paid	(53.20)
Deposit/(Withdrawal)	-
Balance as of 03/17/14	2,311,742.39
Change	-

Required Reserve Amount	2,311,742.39